UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, DC  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

       REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:   JUNE 30, 2010

        CHECK HERE IF AMENDMENT []; AMENDMENT NUMBER: __________________

                       THIS AMENDMENT (CHECK ONLY ONE.):

                           [  ]  IS A RESTATEMENT

                        [  ]  ADDS NEW HOLDINGS ENTRIES.


              INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

                             NAME:  Stephen Feinberg

              ADDRESS:  299 Park Avenue, 22nd Floor, New York, NY  10171
             ------------------------------------------------------------


                         FORM 13F FILE NUMBER:  28-06882
                        ---------------------------------

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

NAME:      Stephen Feinberg
           --------------------
TITLE:     Investment Manager
           --------------------
PHONE:     (212) 891-2100
           --------------------

SIGNATURE, PLACE, AND DATE OF SIGNING:

/s/ Stephen Feinberg              New York, NY                  08/16/2010
---------------------            --------------                ------------
[Signature]                      [City, State]                    [Date]


REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY



Number of Other Included Managers:            None
                                              ----


Form 13F Information Table Entry Total:          7
---------------------------------------       ----


Form 13F Information Table Value Total:       $1,676,009     (thousands)
---------------------------------------       --------------------------


List of Other Included Managers:     None
--------------------------------     ----

                                Stephen Feinberg
                                   Form 13F
                                 June 30, 2010




                            Title of               Value     Shares/    SH/  PUT/  INVSTMT  OTHER              VOTING AUTH
Name of Issuer                Class      Cusip    (x1000)    PRN AMT    PRN  CALL  DSCRETN  MNGRS     SOLE        SHRD      NONE
AERCAP HOLDINGS NV           SHS       N00985106   $331,995   31,984,108  SH        SOLE     N/A    31,984,108           0     0
BIOSPHERE MEDICAL INC        COM       09066V103   $  6,736    1,559,268  SH        SOLE     N/A     1,559,268           0     0
BLUELINX HLDGS INC           COM       09624H109   $ 46,651   18,100,000  SH        SOLE     N/A    18,100,000           0     0
DYNCORP INTL INC             CL A      26817C101   $344,145   19,643,000  SH        OTHER    N/A             0  19,643,000     0
MOLECULAR INSIGHT
  PHARM INC                  COM       60852M104   $  6,169    3,738,738  SH        SOLE     N/A     3,738,738           0     0
NEXTWAVE WIRELESS INC        COM       65337Y102   $    124      115,427  SH        SOLE     N/A       115,427           0     0
TALECRIS BIOTHERAPEUTICS
  HLD                        COM       874227101   $940,189   61,175,236  SH        SOLE     N/A    61,175,236           0     0